CHOU AMERICA MUTUAL FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

February 28, 2014

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Chou America Mutual Funds (the "Trust" or "Registrant") File Nos. 333-165300/811-22394 Post-Effective Amendment ("PEA") No. 9

Dear Sir or Madam:

Pursuant to Section 8(c) the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant is Post-Effective Amendment No. 9 to the Registrant's currently effective Registration Statement on Form N-1A (the "Amendment") relating to the Chou Opportunity Fund and the Chou Income Fund (the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) reflect the Chou Income Fund's change in 80% to include preferred stock; (2) reflect the addition of certain income securities to the Chou Income Fund's definition of fixed income securities; and (3) update and make other non-material changes to each Fund's prospectus and statement of additional information.

The Registrant has elected that this filing be automatically effective on May 1, 2014, pursuant to Rule 485(a)(1) under the 1933 Act.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2030 or by email at megan.koehler@atlanticfundservices.com.

Sincerely,

/s/Megan Hadley Koehler

Megan Hadley Koehler

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